DISCONTINUED OPERATIONS AND DECONSOLIDATION OF TRICHOME	6 Months Ended
Jun. 30, 2023
Discontinued Operations And Deconsolidation [Abstract]
DISCONTINUED OPERATIONS AND DECONSOLIDATION OF TRICHOME [Text Block]
NOTE 8:-	DISCONTINUED OPERATIONS AND DECONSOLIDATION OF TRICHOME

During 2022, following management strategic review of the operations of the Group, the Company decided to discontinue its operation in Canada and sell its subsidiaries in the segment, Trichome Group.

On November 7, 2022, Trichome Group filed and obtained an initial order under CCAA (see Note 1), which is a Canadian federal law that permits a Canadian business to restructure its affairs while carrying on its business in the ordinary course with minimal disruption to its customers, suppliers and employees.

Per the CCAA proceeding, the Court has appointed a monitor, which oversees management activities. The administration of the CCAA process, principally relating to the powers provided to the court and the court appointed monitor, as well as the secured debtholder interests, removed certain elements of control of the business from the Company. As a result, the Company has determined that it no longer has a controlling financial interest over Trichome Group as defined in IFRS 10, "Consolidations", and therefore has deconsolidated Trichome Group as of the date of the CCAA filing.

Following the deconsolidation, the carrying value of assets and liabilities of Trichome group were removed from the Company’s consolidated statements of financial position and the results of operations for the Trichome Group are classified as discontinued operations.

In the context of the CCAA filing, there are no remaining liabilities to the Company or any of its consolidated subsidiaries related to the Canadian entities, except withholding tax obligation of $839.

The results of discontinued operations of Trichome for the six and three months ended June 30, 2022 are summarized as follows:

	Six months	Three months

Revenues	$21,686	$11,118
Cost of revenues	15,399	8,100

Gross profit before fair value adjustments	6,287	3,018

Fair value adjustments:
Unrealized change in fair value of biological assets	1,449	55
Realized fair value adjustments on inventory sold in the period	(1,757)	(1,261)

Total fair value adjustments	(308)	(1,206)

Gross profit	5,979	1,812

General and administrative expenses	12,942	7,844
Selling and marketing expenses	3,164	1,905
Share-based compensation	816	316
Restructuring	4,779	4,779

Total operating expenses	21,701	14,844

Operating loss	(15,722)	(13,032)

Finance expenses, net	(3,413)	(2,416)

Loss before income taxes	(19,135)	(15,448)
Income tax expense (benefit)	(199)	(171)

Net loss from discontinued operations, net of tax	$(18,936)	$(15,277)

Below are data of the net cash flows provided by (used in) the discontinued operations:

	Six months ended June 30, 2022	Three month ended June 30, 2022

Operating activities	$(2,772)	$(1,460)

Investing activities	$(668)	$(185)

Financing activities	$2,733	$1,997